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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448


                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                       Pioneer Emerging Markets Fund
                Schedule of Investments  2/29/08 (unaudited)

Shares                                                             Value
            PREFERRED STOCKS - 1.8 %
            Media - 0.9 %
            Broadcasting & Cable TV - 0.9 %
598,226     Net Servicos de Comunicacao SA *                    $ 6,563,414
            Total Media                                         $ 6,563,414
            Banks - 1.0 %
            Diversified Banks - 0.9 %
286,760     Banco Itau Holding Financeira                       $ 7,270,975
            Total Banks                                         $ 7,270,975
            TOTAL PREFERRED STOCKS
            (Cost  $10,171,753)                                 $13,834,389

            COMMON STOCKS - 97.5 %
            Energy - 16.4 %
            Coal & Consumable Fuels - 3.4 %
18,439,700  Bumi Resources Tbk PT                               $15,231,595
6,343,400   Yanzhou Coal Mining Co. *                            10,469,593
                                                                $25,701,188
            Integrated Oil & Gas - 8.8 %
5,413,500   China Petroleum & Chemical Corp.                    $ 5,911,078
367,700     Gazprom (A.D.R.) *                                   18,679,160
102,100     Lukoil Holding, Ltd. (A.D.R.)                         7,575,820
279,900     Petrobras Brasileiro SA (A.D.R.)                     27,410,607
148,700     Sasol, Ltd. (A.D.R.)                                  7,614,927
                                                                $67,191,592
            Oil & Gas Equipment &Services - 1.9 %
178,200     Tenaris SA  (A.D.R.)                                $ 7,920,990
178,700     TMK (144A) *                                          6,197,092
                                                                $14,118,082
            Oil & Gas Exploration & Production - 0.9 %
4,244,000   CNOOC, Ltd.                                         $ 7,071,608
            Oil & Gas Refining & Marketing - 1.4 %
86,300      Reliance Industries, Ltd. (G.D.R.) (144A)           $10,526,874
            Total Energy                                        $124,609,344
            Materials - 16.1 %
            Construction Materials - 3.0 %
382,200     Associated Cement Companies, Ltd. *                 $ 7,515,802
1,489,544   Pretoria Portland Cement Co.                          8,110,415
9,141,000   PT Indocement Tunggal Prakarsa Tbk                    7,435,543
                                                                $23,061,760
            Diversified Metals & Mining - 5.6 %
930,492     Companhia Vale do Rio Doce (A.D.R.)                 $27,282,025
78,100      Freeport-McMoRan Copper & Gold, Inc. (Class B)        7,877,166
260,000     Norilsk Nickel *                                      7,488,780
                                                                $42,647,971
            Fertilizers & Agricultural Chemicals - 1.5 %
1,379,300   Uralkali-Cls *                                      $11,266,761
            Gold - 2.1 %
1,030,000   IAMGOLD Corp.                                       $ 8,332,700
5,713,375   Zijin Mining Group Co., Ltd. *                        7,463,441
                                                                $15,796,141
            Precious Metals & Minerals - 2.7 %
54,700      Anglo American Platinum Corp., Ltd.                 $ 8,592,924
153,500     Compania de Minas Buenaventura SA *                  11,670,605
                                                                $20,263,529
            Steel - 1.2 %
217,100     Kumba Iron Ore, Ltd. *                              $ 9,289,274
            Total Materials                                     $122,325,436
            Capital Goods - 15.6 %
            Aerospace & Defense - 0.9 %
117,300     Elbit Systems, Ltd.                                 $ 6,652,389
            Construction & Engineering - 7.4 %
941,986     Aveng, Ltd.                                         $ 7,414,685
4,049,900   China Communications Construction Co., Ltd. *        10,360,450
1,157,384   Empressa ICA Sociedad Controladora S.A. de C.V. *     6,913,126
50,500      GS Engineering & Construction Corp.*                  7,722,966
155,000     Kyeryong Construction Industrial Co., Ltd. *          6,572,272
85,000      Larsen & Toubro, Ltd. *                               7,414,024
82,900      Orascom Construction Industries *                     9,973,837
                                                                $56,371,360
            Construction, Farm Machinery & Heavy Trucks - 5.2 %
273,320     Daewoo Heavy Industries & Machinery, Ltd. *         $10,788,795
29,770      Hyundai Heavy Industries Co., Ltd. *                 11,784,694
355,900     Samsung Heavy Industries Co., Ltd. *                 11,835,242
7,095,000   Yangzijiang Shipbuilding, Ltd. *                      5,305,084
                                                                $39,713,815
            Industrial Conglomerates - 2.1 %
1,024,400   Keppel Corp.                                        $ 7,715,850
649,600     Murray & Roberts Holdings, Ltd.                       8,103,325
                                                                $15,819,175
            Total Capital Goods                                 $118,556,739
            Transportation - 3.4 %
            Marine - 1.6 %
3,799,600   China Shipping Development Co., Ltd.                $11,727,043
            Railroads - 1.8 %
588,100     All America Latina Logistica SA                     $ 6,556,667
6,346,000   China Railway Group, Ltd. *                           7,399,163
                                                                $13,955,830
            Total Transportation                                $25,682,873
            Automobiles & Components - 1.0 %
            Automobile Manufacturers - 1.0 %
2,478,700   PT Astra International *                            $ 7,445,435
            Total Automobiles & Components                      $ 7,445,435
            Consumer Durables & Apparel - 2.8 %
            Apparel, Accessories & Luxury Goods - 0.8 %
5,766,400   Anta Sports Products, Ltd. *                        $ 6,206,830
            Homebuilding - 1.0 %
474,960     Cyrela Brazil Realty SA *                           $ 7,590,371
            Housewares & Specialties - 1.0 %
212,290     Woongjin Coway Co., Ltd. *                          $ 7,160,602
            Total Consumer Durables & Apparel                   $20,957,803
            Consumer Services - 0.9 %
            Hotels, Resorts & Cruise Lines - 0.9 %
2,207,000   Indian Hotels Co., Ltd.                             $ 6,835,724
            Total Consumer Services                             $ 6,835,724
            Media - 2.0 %
            Advertising - 1.0 %
141,500     Focus Media Holdings, Ltd. * (b)                    $ 7,127,355
            Movies & Entertainment - 1.0 %
265,100     CTC Media, Inc. *                                   $ 7,783,336
            Total Media                                         $14,910,691
            Retailing - 3.8 %
            Department Stores - 3.8 %
59,900      Hyundai Department Store Co., Ltd. *                $ 5,607,413
381,700     Lojas Renner S.A. *                                   7,497,417
5,717,900   New World Department Store China, Ltd. *              7,374,894
774,500     Parkson Retail Group, Ltd. *                          7,969,765
                                                                $28,449,489
            Total Retailing                                     $28,449,489
            Food & Drug Retailing - 1.8 %
            Food Distributors - 1.0 %
220,200     X-5 Retail Group NV (G.D.R.) *                      $ 7,400,823
            Hypermarkets & Supercenters - 0.8 %
9,900       Shinsegae Co., Ltd. *                               $ 6,155,543
            Total Food & Drug Retailing                         $13,556,366
            Food, Beverage & Tobacco - 0.9 %
            Packaged Foods & Meats - 0.9 %
63,600      Wimm-Bill-Dann *                                    $ 6,694,536
            Total Food, Beverage & Tobacco                      $ 6,694,536
            Household & Personal Products - 2.0 %
            Household Products - 1.0 %
40,800      LG Household & Health Care, Ltd. *                  $ 7,441,340
            Personal Products - 1.0 %
118,100     Oriflame Cosmetics SA (A.D.R.)                      $ 7,884,742
            Total Household & Personal Products                 $15,326,082
            Banks - 12.2 %
            Diversified Banks - 12.2 %
228,608     Banco Bradesco SA                                   $ 7,176,005
413,200     Banco do Brasil SA *                                  6,886,870
7,510,500   Bank Danamon PT *                                     6,194,210
2,233,200   Bumiputra-Commerce Holdings Bhd.                      7,256,800
8,128,100   China Construction Bank                               6,152,869
12,885,500  Chinatrust Financial Holding Co., Ltd. *             11,619,456
145,467     Hana Financial Holdings *                             6,458,727
9,230,000   Industrial and Commercial Bank of China, Ltd.         6,390,548
93,631      Kookmin Bank (A.D.R.) *                               5,733,026
1,788,600   Sberbank RF *                                         5,938,975
120,200     Shinhan Financial Group Co., Ltd. *                   6,481,000
379,370     Standard Bank Group, Ltd.                             4,773,318
1,868,400   Turkiye Vakiflar Bankasi *                            4,355,805
53,039      Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.) (  7,193,149
                                                                $92,610,758
            Total Banks                                         $92,610,758
            Diversified Financials - 1.0 %
            Diversified Financial Services - 1.0 %
1,883,600   African Bank Investments, Ltd.                      $ 7,423,422
            Total Diversified Financials                        $ 7,423,422
            Insurance - 3.0 %
            Life & Health Insurance - 1.5 %
448,856     Cathay Financial Holding Co., Ltd., (144A) (G.D.R.) $11,513,156
            Property & Casualty Insurance - 1.5 %
901,550     Aksigorta SA                                        $ 4,491,087
176,830     Dongbu Insurance Co., Ltd. *                          7,013,740
                                                                $11,504,827
            Total Insurance                                     $23,017,983
            Real Estate - 1.8 %
            Real Estate Management & Development - 1.8 %
20,972,420  Ayala Land, Inc.                                    $ 5,988,498
953,800     Sistema Hals (G.D.R.) (144A) *                        7,363,336
                                                                $13,351,834
            Total Real Estate                                   $13,351,834
            Technology Hardware & Equipment - 1.0 %
            Electronic Manufacturing Services - 1.0 %
1,270,289   Hon Hai Precision Industry Co., Ltd.                $ 7,555,455
            Total Technology Hardware & Equipment               $ 7,555,455
            Semiconductors - 1.0 %
            Semiconductors - 1.0 %
764,797     Taiwan Semiconductor Manufacturing Co.(A.D.R.)      $ 7,449,123
            Total Semiconductors                                $ 7,449,123
            Telecommunication Services - 10.5 %
            Integrated Telecommunication Services - 0.0 %
6,576       Net Servicos De Comunicacao *                       $       467
            Wireless Telecommunication Services - 10.5 %
299,300     America Movil (A.D.R.) ( Series L)                  $18,095,678
341,200     Bharti Televentures, Ltd. *                           6,990,185
170,800     China Mobile, Ltd. (A.D.R.) *                        12,745,096
308,500     China Mobile, Ltd. *                                  4,638,164
92,300      Mobile Telesystems, Inc. (A.D.R.) *                   7,574,138
486,400     MTN Group, Ltd.                                       7,653,819
94,700      Philippine Long Distance Telephone Co.                6,805,692
510,700     Reliance Communications, Ltd.                         7,184,844
218,400     Vimpel-Communications (A.D.R.)                        7,585,032
                                                                $79,272,648
            Total Telecommunication Services                    $79,273,115
            Utilities - 0.4 %
            Water Utilities - 0.4 %
3,596,700   Sino-Environment Technology Group, Ltd. *           $ 3,209,594
            Total Utilities                                     $ 3,209,594
            TOTAL COMMON STOCKS
            (Cost  $532,584,097)                                $739,241,802

Principal
Amount
            TEMPORARY CASH INVESTMENT - 1.1 %
            Repurchase Agreement - 1.1 %
8,180,000   JP Morgan Chase & Co., 3.16%, dated 2/29/08, repurchase price of $8,180,000 plus accrued interest on 3/3/08 collateralized by the following:

                $3,932,241 Federal National Mortgage Association, 6.5%, 10/1/36 $2,866,630 Federal National Mortgage Association, 6.5%, 10/1/37 $2,181,451 Federal National Mortgage Association$ 8,180,000
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost  $8,180,000)                                  $ 8,180,000
            TOTAL INVESTMENT IN SECURITIES - 100.4%
            (Cost  $550,935,850) (a)                            $761,256,191
            OTHER ASSETS AND LIABILITIES - (0.4)%               $(2,860,547)
            TOTAL NET ASSETS - 100.0%                           $758,395,644

*           Non-income producing security.

(A.D.R.)    American Depositary Receipt.

(a) At February 29, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $551,233,069 was as follows:

            Aggregate gross unrealized gain for all investments in
            which there is an excess of value over tax cost       $ 214,775,831
            Aggregate gross unrealized loss for all investments in
            which there is an excess of tax cost over value       (4,455,490)

            Net unrealized gain                                   $ 210,320,341

(b)          At February 29, 2008, the following security was out on loan:
Shares                           Security                          Value
65,886      Focus Media Holdings, Ltd. *                        $ 3,318,678
            Total                                               $ 3,318,678

            FAS 157 Footnote Disclosures

            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
            Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of February 29, 2008, in valuing the Fund's assets:

            Valuation Inputs
            Level 1 - Quoted Prices
            Level 2 - Other Significant Observable Inputs
            Level 3 - Significant Unobservable Inputs

                                                                    Other
           Investments                                           Financial
           in Securities                                         Instruments*
Level 1	256,412,620
Level 2     504,843,571                                         5,056,968
Level 3
Total  	761,256,191                                         5,056,968

            *Other financial instruments include, forwards contracts.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 29, 2008

* Print the name and title of each signing officer under his or her signature.